Units Outstanding (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Units Outstanding [Abstract]
Changes in units outstanding
Changes in units outstanding during the three-month and nine-month periods ended September 30, 2013 were as follows:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013

Outstanding as of beginning of period	278,374,893	277,600,901
Options exercised	33,903	812,642
Units issued	—	—
Units retired	(13,936,468)	(13,941,215)
Outstanding as of September 30, 2013	264,472,328	264,472,328

Changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Outstanding as of January 1,	277,847,588	278,115,232
Options exercised	—	86,543
Units issued	—	—
Units retired	(246,687)	(354,187)
Units forfeited	—	—
Outstanding as of December 31,	277,600,901	277,847,588